Net finance costs	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Net finance costs

Note	12 | Net finance costs

	12.31.25	12.31.24	12.31.23
Financial income
Interest from assigned assets and placements	1,771	1,059	1,048
Other financial income	30	552	4
Total financial income	1,801	1,611	1,052

Financial costs
Commercial interest	(157,279)	(314,560)	(733,966)
Borrowings interest	(135,529)	(57,087)	(154,416)
Penalties interest	(1,831)	(62,478)	(24,959)
Fiscal interest and other	(10,903)	(5,243)	(122)
Bank fees and expenses	(8,167)	(8,440)	(1,606)
Total financial costs	(313,709)	(447,808)	(915,069)

Other financial results
Changes in fair value of financial assets	91,310	87,990	189,244
Changes in fair value of financial liabilities	(9,797)	(159,944)	(92,481)
Loss on integration in kind of Corporate Notes	-	(4,534)	-
Net loss from the cancelattion of Corporate Notes	(52)	-	-
Exchange differences	(63,718)	(18,467)	(138,439)
Adjustment to present value of receivables	(4,306)	(7,693)	(4,040)
Other financial costs (*)	(78,767)	(55,238)	(43,908)
Total other financial results	(65,330)	(157,886)	(89,624)
Total net financial costs	(377,238)	(604,083)	(1,003,641)

(*)	As of December 31, 2025, 2024 and 2023, includes $ 63,425, $ 53,264 and $ 42,611 relating to EDELCOS S.A.’s technical assistance, respectively (Note 35).